Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($) Customer	Sep. 30, 2021 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 858,405	$ 940,418
Adjusted EBITDA	630,641	634,081
Renewable Energy [Member]
Financial information by segment [Abstract]
Revenue	652,757	725,756
Adjusted EBITDA	469,851	464,861
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Revenue	81,944	93,524
Adjusted EBITDA	66,808	76,387
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	83,278	80,428
Adjusted EBITDA	66,226	64,243
Water [Member]
Financial information by segment [Abstract]
Revenue	40,424	40,710
Adjusted EBITDA	27,756	28,590
North America [Member]
Financial information by segment [Abstract]
Revenue	323,693	308,661
Adjusted EBITDA	258,161	243,361
South America [Member]
Financial information by segment [Abstract]
Revenue	122,549	117,129
Adjusted EBITDA	95,080	90,626
EMEA [Member]
Financial information by segment [Abstract]
Revenue	412,163	514,628
Adjusted EBITDA	$ 277,400	$ 300,094